Employee compensation and benefits - Post-employment benefit plans (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	$ 278
Percentage of plan impacted by Banking Report Act	0.20%
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 38,265		$ 33,442	$ 30,300	£ 24,600
Surplus (deficit) in plan				$ 641	£ 520
Percentage of plan funded	102.00%
Pension Plan | Principal plan | 2018
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	$ 79	£ 64
Pension Plan | Principal plan | 2019
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	79	64
Pension Plan | Principal plan | 2020
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	197	160
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	$ 197	£ 160